SCOPE OF CONSOLIDATION - Scope of Consolidation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ferrari S.p.A.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
New Business 33 S.p.A.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Ferrari North America Inc.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Ferrari Japan KK
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Ferrari Australasia Pty Limited
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Ferrari International Cars Trading (Shanghai) Co. L.t.d.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	80.00%	80.00%	80.00%
Shares held by NCI (percent)	20.00%	20.00%
Ferrari (HK) Limited
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Ferrari Far East Pte Limited
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Ferrari Management Consulting (Shanghai) Co. L.t.d.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Ferrari South West Europe S.a.r.l.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Ferrari Central Europe GmbH
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
G.S.A. S.A. in liquidation
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Mugello Circuit S.p.A.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Ferrari Financial Services, Inc.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Ferrari Auto Securitization Transaction, LLC
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Ferrari Auto Securitization Transaction - Lease, LLC
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Ferrari Auto Securitization Transaction - Select, LLC
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
Ferrari Financial Services Titling Trust
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%
410, Park Display Inc.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Shares held by NCI (percent)	0.00%	0.00%